Leases (Details) - Schedule of supplemental balance sheet information related to leases - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance leases
Long-term right-of-use assets	$ 265	$ 457	$ 500
Short-term finance lease liabilities	258	253	193
Long-term finance lease liabilities	95	286	437
Total finance lease liabilities	353	539	630
Operating leases
Long-term right-of-use assets	14,781	14,009	14,960
Short-term operating lease liabilities	1,359	901	489
Long-term operating lease liabilities	14,355	13,893	14,793
Total operating lease liabilities	$ 15,714	$ 14,794	$ 15,282